Financial Instruments and Financial Risk Management - Schedule of Accounts Receivable Past Due or Impaired (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable
AR accruals	$ 560	$ 396
Receivables impaired	0	0
Allowance for credit losses	(39)	(39)
Accounts receivable	1,427	1,444
Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	738	926
31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	52	52
61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	24	17
Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	53	53
Trade receivable
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	1,431	1,465
AR accruals	560	396
Receivables impaired	39	41
Trade receivable | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	703	906
Trade receivable | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	52	52
Trade receivable | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	24	17
Trade receivable | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	53	53
Other
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	35	20
AR accruals	0	0
Receivables impaired	0	0
Other | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	35	20
Other | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable
AR accruals	0	0
Allowance for credit losses	(39)	(41)
Allowance for credit losses | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	$ 0	$ 0